Significant Accounting Policies (Details Narrative) - USD ($)			12 Months Ended
	May 22, 2024	Aug. 02, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
Property, Plant and Equipment [Line Items]
Retained deficit			$ 235,132,590	$ 208,187,210
Working capital			7,500,000
Net loss			25,500,000
Operations loss			25,160,843	55,873,771	$ 53,000,000.0
Marketable securities			0	0
Restricted cash
Line of credit						$ 30,000,000
Prepaid advertising			2,000,000
Prepaid Expense, Current			$ 19,020,159	$ 19,409,323
Shares purchased			350,000	3,000
Advertising costs			$ 377,000	$ 1,261,000
Description of income tax likelihood of unfavourable settlement			on the basis of a two-step process in which (i) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
AutoLotto [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares percentage		4.00%
Ownership percentage		20.00%
Class A-1 Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares purchased		186,666
Uncollectible Receivables [Member]
Property, Plant and Equipment [Line Items]
Allowance for uncollectible receivables			$ 84,520	$ 84,520
Uncollectible Receivables [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Allowance for uncollectible receivables			$ 10,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Concentration risk credit risk uninsured deposits	13,356